INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Short-Term Investment and Long-Term Investment
	As of December 31,
	2014	2015
	US$	US$
Short-term investments
Fixed-rate time deposits	455,184	62,559

Long-term investments:
Available-for-sale securities:
- Yirendai Ltd. ("Yirendai")	-	985
- Color Life Service Group ("Color Life")	24,091	23,703
- Hopefluent Group Holdings Limited ("Hopefluent")	34,944	31,339
	59,035	56,027
Cost method investments:
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	-	121,394
- Sindeo, Inc. ("Sindeo")	-	5,000
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	62,257	62,257

	121,292	244,678

Summary of Available-for-Sale Securities
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2014
- Color Life	13,583	10,508	-	24,091
- Hopefluent	34,944	-	-	34,944

	48,527	10,508	-	59,035

December 31, 2015
- Color Life	13,583	10,120	-	23,703
- Hopefluent	34,944	-	(3,605)	31,339
- Yirendai	995	-	(10)	985

	49,522	10,120	(3,615)	56,027

Schedule of unrealized losses and fair value
	As of December 31, 2015
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Hopefluent	31,339	(3,605)	-	-	31,339	(3,605)
Yirendai	985	(10)	-	-	985	(10)
Total available-for-sale securities	32,324	(3,615)	-	-	32,324	(3,615)